Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain on sale of ProAlliance Corporation															$ 810
Interest on subordinated debentures													204	170	165
Income before income taxes and equity in undistributed earnings of subsidiaries..													8,840	11,383	11,193
Income tax benefit													1,920	2,809	3,120
Net income	$ 2,024	$ 358	$ 1,706	$ 2,832	$ 1,898	$ 1,642	$ 1,410	$ 3,624	$ 423	$ 2,742	$ 1,344	$ 3,564	6,920	8,574	8,073
Parent Company [Member]
Interest on notes													52	53	84
Other operating income															34
Dividends from subsidiaries													6,900	3,500	3,500
Gain on sale of ProAlliance Corporation															810
Interest on notes													136	53	84
Interest on subordinated debentures													204	170	165
Operating expenses													667	345	384
Income before income taxes and equity in undistributed earnings of subsidiaries..													5,945	2,985	3,795
Income tax benefit													256	167	(108)
Equity in undistributed earnings of subsidiaries													719	5,422	4,386
Net income													$ 6,920	$ 8,574	$ 8,073